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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marketfield Asset Management, LLC
Address:   292 Madison Avenue, 14th Floor
           New York, New York 10017

Form 13F File Number:     28-13651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael C. Aronstein
Title:     President
Phone:     212-514-2357

Signature, Place, and Date of Signing:

   /s/ Michael C. Aronstein          New York, New York        August 14, 2012
------------------------------   -------------------------   -------------------
          [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             53

Form 13F Information Table Value Total:     $1,928,198 (thousands)

List of Other Included Managers: NONE

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                                    FORM 13F
                                INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                        VALUE  SHRS OR                 INVEST OTHER -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL  DISCR  MGRS   SOLE  SHARED NONE
--------------------------- --------------- --------- -------- ------- ------ -------- ------ ----- ------- ------ ----
3M CO                       COM             88579Y101   22221   248000   SH            Sole          248000
AMAZON COM INC              COM             023135106   42245   185000   SH            Sole          185000
AUTONATION INC              COM             05329W102   23073   654000   SH            Sole          654000
BEACON ROOFING SUPPLY INC   COM             073685109   37061  1469500   SH            Sole         1469500
BUFFALO WILD WINGS INC      COM             119848109   29933   345500   SH            Sole          345500
CARPENTER TECHNOLOGY CORP   COM             144285103   30814   644100   SH            Sole          644100
CHIPOTLE MEXICAN GRILL INC  COM             169656105   30966    81500   SH            Sole           81500
COLGATE PALMOLIVE CO        COM             194162103   25817   248000   SH            Sole          248000
COSTCO WHSL CORP NEW        COM             22160K105   25555   269000   SH            Sole          269000
CUMMINS INC                 COM             231021106   26553   274000   SH            Sole          274000
D R HORTON INC              COM             23331A109   42660  2321000   SH            Sole         2321000
EAGLE MATERIALS INC         COM             26969P108   42064  1126500   SH            Sole         1126500
EBAY INC                    COM             278642103   32033   762500   SH            Sole          762500
FASTENAL CO                 COM             311900104   25960   644000   SH            Sole          644000
FEDEX CORP                  COM             31428X106   32109   350500   SH            Sole          350500
FIFTH THIRD BANCORP         COM             316773100   21809  1627500   SH            Sole         1627500
GENERAL ELECTRIC CO         COM             369604103   52329  2511000   SH            Sole         2511000
HEINZ H J CO                COM             423074103   23519   432500   SH            Sole          432500
HERSHEY CO                  COM             427866108   26399   366500   SH            Sole          366500
HOME DEPOT INC              COM             437076102   39557   746500   SH            Sole          746500
HUNT J B TRANS SVCS INC     COM             445658107   38680   649000   SH            Sole          649000
INGERSOLL-RAND PLC          SHS             G47791101   30918   733000   SH            Sole          733000
IRELAND BK                  SPNSRD ADR NEW  46267Q202   25256  4174600   SH            Sole         4174600
ISHARES TR                  MSCI EMERG MKT  464287234      11    60000   SH     CALL   Sole           60000
ISHARES INC                 MSCI MEX INVEST 464286822   58992   960000   SH            Sole          960000
ISHARES TR                  DJ HOME CONSTN  464288752   30157  1794000   SH            Sole         1794000
ISHARES TR                  RUSSELL 2000    464287655  109156  1372000   SH            Sole         1372000
ISHARES TR                  TRANSP AVE IDX  464287192   63558   681000   SH            Sole          681000
LANDSTAR SYS INC            COM             515098101   36566   707000   SH            Sole          707000
MOHAWK INDS INC             COM             608190104   36626   524500   SH            Sole          524500
NATIONAL OILWELL VARCO INC  COM             637071101   24616   382000   SH            Sole          382000
NORDSTROM INC               COM             655664100   23851   480000   SH            Sole          480000

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
NORFOLK SOUTHERN CORP       COM             655844108   36316   506000   SH            Sole          506000
OLD DOMINION FGHT LINES INC COM             679580100   37922   876000   SH            Sole          876000
PRECISION CASTPARTS CORP    COM             740189105   23933   145500   SH            Sole          145500
PRICELINE COM INC           COM NEW         741503403   52829    79500   SH            Sole           79500
RAYONIER INC                COM             754907103   24650   549000   SH            Sole          549000
ROSS STORES INC             COM             778296103   37232   596000   SH            Sole          596000
RYLAND GROUP INC            COM             783764103   45673  1785500   SH            Sole         1785500
SHERWIN WILLIAMS CO         COM             824348106   45727   345500   SH            Sole          345500
SPDR SERIES TRUST           S&P REGL BKG    78464A698   71147  2598500   SH            Sole         2598500
SPDR SERIES TRUST           S&P RETAIL ETF  78464A714   28363   480000   SH            Sole          480000
SPDR SERIES TRUST           S&P HOMEBUILD   78464A888   34579  1620000   SH            Sole         1620000
STEEL DYNAMICS INC          COM             858119100   38770  3308000   SH            Sole         3308000
TERADATA CORP DEL           COM             88076W103   24339   338000   SH            Sole          338000
TJX COS INC NEW             COM             872540109   44068  1026500   SH            Sole         1026500
TOLL BROTHERS INC           COM             889478103   43911  1477000   SH            Sole         1477000
TRACTOR SUPPLY CO           COM             892356106   36588   440500   SH            Sole          440500
UNION PAC CORP              COM             907818108   46948   393500   SH            Sole          393500
U S G  CORP                 COM NEW         903293405   48892  2566500   SH            Sole         2566500
WELLS FARGO & CO NEW        COM             949746101   40145  1200500   SH            Sole         1200500
WHOLE FOODS MKT INC         COM             966837106   27405   287500   SH            Sole          287500
ZILLOW INC                  CL A            98954A107   27698   717000   SH            Sole          717000